Cover	Mar. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2021
Entity File Number	001-38579
Entity Registrant Name	BrightView Holdings, Inc.
Entity Central Index Key	0001734713
Entity Tax Identification Number	46-4190788
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 Jolly Road
Entity Address, City or Town	Blue Bell
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	484
Local Phone Number	567-7204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false